Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2024 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
For the years ending December 31
2025	¥ 8,197	$ 1,123
2026	20,210	2,769
2027	6,729	922
2028	6,570	900
2029	0	0
Thereafter	¥ 10,229	$ 1,401